Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 698,000
Previously Paid Amount	0.00
Total Fee Amount	106.86
Total Offset Amount	0.00
Net Fee	106.86
Narrative - Max Aggregate Offering Price	$ 698,000
Final Prospectus	true